UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    FORM N-PX

               ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08033
                                   ---------------------------------------------

             Security Capital Real Estate Mutual Funds Incorporated
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               (Exact name of registrant as specified in charter)

         10 S. Dearborn Street, Suite 1400,  Chicago, IL           60603
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             (Address of principal executive offices)           (Zip code)

    Security Capital Real Estate Mutual Funds Incorporated, 10 S. Dearborn
                     Street, Suite 1400, Chicago, IL 60603
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                     (Name and address of agent for service)

Registrant's telephone number, including area code: 1-312-385-8300

Date of fiscal year end:    December 31
                           -----------------------------------------------------

Date of reporting period:   July 1, 2004 through June 30, 2005 (July 1, 2004
                            through February 18, 2005: Security Capital U.S.
                            Real Estate Shares)
                           -----------------------------------------------------


Item 1. Proxy Voting Record.

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-08033
Reporting Period: 07/01/2004 - 06/30/2005
Security Capital Real Estate Mutual Funds Incorporated









============ SECURITY CAPITAL U.S. REAL ESTATE SHARES ==========================

The registrant did not hold any voting securities and accordingly did not vote any proxies during the reporting period.

========== END NPX REPORT

                                   SIGNATURES

         Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)       Security Capital Real Estate Mutual Funds Incorporated
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By (Signature and Title)         /s/George C.W. Gatch
                        --------------------------------------------------------
                                    George C.W. Gatch, President

Date                                August 25, 2005
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         Pursuant to the requirements of the Investment Company Act of 1940, this report has been signed below by the principal executive officer on behalf of the registrant and on the date indicated.

By (Signature and Title)*        /s/George C.W. Gatch
                         -------------------------------------------------------
                                    George C.W. Gatch, President

Date                                August 25, 2005
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* Print the name and title of each signing officer under his or her signature.